CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at January 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 99.7%
Aerospace & Defense: 2.8%
85,000	Teledyne Technologies, Inc. (1)	$31,030,100

Banks: 2.5%
250,026	First Republic Bank	27,722,883

Building Products: 2.5%
120,012	Lennox International, Inc.	27,960,396

Capital Markets: 2.6%
325,027	Raymond James Financial, Inc.	29,717,218

Commercial Services & Supplies: 5.4%
100,014	Cintas Corp.	27,900,905
325,047	Copart, Inc. (1)	32,979,269
		60,880,174
Communications Equipment: 2.5%
700,000	Ciena Corp. (1)	28,469,000

Containers & Packaging: 2.6%
225,024	Avery Dennison Corp.	29,532,150

Distributors: 2.8%
145,017	Pool Corp.	31,802,228

Electrical Equipment: 2.8%
300,042	Generac Holdings, Inc. (1)	31,081,351

Electronic Equipment, Instruments & Components: 4.8%
275,000	Keysight Technologies, Inc. (1)	25,572,250
120,000	Zebra Technologies Corp. - Class A (1)	28,682,400
		54,254,650
Entertainment: 2.2%
200,014	Take-Two Interactive Software, Inc. (1)	24,929,745

Equity Real Estate Investment Trusts: 2.9%
200,000	Sun Communities, Inc.	32,434,000

Food Products: 5.0%
300,037	Lamb Weston Holdings, Inc.	27,396,378
175,000	McCormick & Company, Inc. (3)	28,589,750
		55,986,128

Health Care Equipment & Supplies: 10.1%
85,010	The Cooper Companies, Inc.	29,489,119
190,000	ResMed, Inc.	30,204,300
175,000	STERIS PLC	26,370,750
200,000	Varian Medical Systems, Inc. (1)	28,114,000
		114,178,169
Household Products: 2.3%
350,000	Church & Dwight Co., Inc.	25,977,000

Internet & Direct Marketing Retail: 1.9%
440,000	Etsy, Inc. (1)	21,476,400

IT Services: 7.5%
350,000	Booz Allen Hamilton Holding Corp.	27,314,000
675,081	Genpact Ltd.	29,885,836
125,000	WEX, Inc. (1)	27,115,000
		84,314,836
Life Sciences Tools & Services: 5.3%
200,000	Charles River Laboratories International, Inc. (1)	30,916,000
37,504	Mettler-Toledo International, Inc. (1)	28,397,279
		59,313,279
Machinery: 7.1%
185,000	IDEX Corp.	30,312,250
165,016	RBC Bearings, Inc. (1)	25,661,638
300,036	Xylem, Inc.	24,500,940
		80,474,828
Pharmaceuticals: 1.9%
150,014	Jazz Pharmaceuticals PLC (1)	21,504,507

Semiconductors & Semiconductor Equipment: 8.2%
673,510	Diodes, Inc. (1)	34,780,057
170,020	Monolithic Power Systems, Inc.	29,102,323
255,027	Skyworks Solutions, Inc.	28,856,305
		92,738,685
Software: 7.2%
100,023	Paycom Software, Inc. (1)	31,823,317
266,451	Qualys, Inc. (1)	22,845,509
180,028	Synopsys, Inc. (1)	26,555,930
		81,224,756
Specialty Retail: 4.9%
135,016	Burlington Stores, Inc. (1)	29,361,929
225,000	Five Below, Inc. (1)	25,474,500
		54,836,429
Trading Companies & Distributors: 1.9%
540,000	HD Supply Holdings, Inc. (1)	21,999,600

TOTAL COMMON STOCKS
(Cost $786,263,196)		1,123,838,512

SHORT-TERM INVESTMENTS: 0.5%
Money Market Funds: 0.5%
5,947,741	First American Treasury Obligations Fund - Class X, 1.499% (2)	5,947,741
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,947,741)		5,947,741

TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $792,210,937)		1,129,786,253
Liabilities in Excess of Other Assets: (0.2)%		(1,754,897)
TOTAL NET ASSETS: 100.0%		$1,128,031,356

(1)	Non-income producing security.
(2)	Annualized seven-day effective yield as of January 31, 2020.
(3)	Non-voting shares.

The Global Industry Classification Standard ("GICS®") sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Mid Cap Growth Fund’s (the "Fund") administrator, U.S. Bancorp Fund Services, LLC.

Congress Mid Cap Growth Fund
Summary of Fair Value Exposure at January 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,123,838,512	$-	$-	$1,123,838,512
Short-Term Investments	5,947,741	-	-	5,947,741
Total Investments in Securities	$1,129,786,253	$-	$-	$1,129,786,253